Property and Equipment, Net Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense capitalized	$ 21	$ 9	$ 4
Other direct costs capitalized	$ 24	$ 26
Leasehold interest in land, term of contract	25 years
Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	50 years